Siebert Williams Shank Shares For Participants [Member] Investment Objectives and Goals - Siebert Williams Shank Shares - U.S. GOVERNMENT SELECT PORTFOLIO	Nov. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	U.S. GOVERNMENT SELECT PORTFOLIO
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.